Common Shares - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2013	Nov. 30, 2013
Equity [Abstract]
Common stock, shares authorized	1,000,000,000		195,504,449
Common stock, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Common stock, shares outstanding	327,611,487		61,447,372
Treasury stock, shares	30,274,602	14,195,412	9,073,732	9,073,732
Common stock voting rights, description	Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares.